Cover	Jan. 13, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 13, 2026
Entity File Number	001-35777
Entity Registrant Name	Rithm Capital Corp.
Entity Central Index Key	0001556593
Entity Tax Identification Number	45-3449660
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	799 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	212
Local Phone Number	850-7770
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.01 par value per share
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	RITM
Security Exchange Name	NYSE
7.50% Series A Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Title of 12(b) Security	7.50% Series A Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Trading Symbol	RITM PR A
Security Exchange Name	NYSE
7.125% Series B Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Title of 12(b) Security	7.125% Series B Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Trading Symbol	RITM PR B
Security Exchange Name	NYSE
6.375% Series C Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Title of 12(b) Security	6.375% Series C Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Trading Symbol	RITM PR C
Security Exchange Name	NYSE
7.00% Fixed-Rate Reset Series D Cumulative Redeemable Preferred Stock
Title of 12(b) Security	7.00% Fixed-Rate Reset Series D Cumulative Redeemable Preferred Stock
Trading Symbol	RITM PR D
Security Exchange Name	NYSE
8.750% Series E Fixed-Rate Cumulative Redeemable Preferred Stock
Title of 12(b) Security	8.750% Series E Fixed-Rate Cumulative Redeemable Preferred Stock
Trading Symbol	RITM PR E
Security Exchange Name	NYSE